Goodwill - Summary of Goodwill Activity (Parenthetical) (Detail) (Brake North America and Asia group [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Brake North America and Asia group [Member]
Goodwill [Line Items]
Discontinued operations - Brake North America and Asia group	$ 25